Derivative Financial Instruments - Schedule of Fair Market Value of Derivative Financial Instruments (Details)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Pricing model utilized [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Pricing model utilized		Binomial Lattice
Risk free rate range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Expected life range (in years) [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Volatility range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments
Dividend yield [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0	0	0
Minimum [Member] | Risk free rate range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	3.7	3.59	4.15
Minimum [Member] | Expected life range (in years) [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0.16	0.13	0.83
Minimum [Member] | Volatility range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	147.11	164.8	164.8
Maximum [Member] | Risk free rate range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	3.72	4.29	4.18
Maximum [Member] | Expected life range (in years) [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	0.63	0.87	0.85
Maximum [Member] | Volatility range [Member]
Schedule of Fair Market Value of Derivative Financial Instruments [Line Items]
Fair market value of derivative financial instruments	217.25	297.56	165.62